CONCENTRATIONS (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 2,122	$ 1,796
Concentration risk, percentage	43.00%	41.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 658	$ 494
Concentration risk, percentage	13.00%	11.00%
Customer I [Member]
Concentration Risk [Line Items]
Revenues	$ 546	$ 8
Concentration risk, percentage	11.00%